Net Income Per Unit (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive units	412,916	428,958
Maximum [Member] | First Target Distribution [Member]
Distribution Target Amount per Unit	$ 1.6975	$ 1.6975
Treasury units [Member]
Antidilutive units	331,214